Current Assets - Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Current Assets - Trade and Other Receivables [Abstract]
Current assets - trade and other receivables

Note 11. Current assets - trade and other receivables, net

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Trade receivables	203,737	338,859	138,409
Other receivables	624,614	356,682	424,331

	828,351	695,541	562,740

Accounting policy for trade and other receivables

Trade receivables are initially recognised at fair value and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

The company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue.

Other receivables are recognised at amortised cost, less any allowance for expected credit losses.

No allowance for expected credit losses or overdue balances are accounted for in the financial statements.